Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 1,520,441	₩ 1,595,441
Investments in joint ventures	2,037,491	2,286,948
Investments in associates and joint ventures	₩ 3,557,932	₩ 3,882,389	₩ 3,945,333